Equity (Q2) (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Fair Value Estimated Using the Black-Scholes Option Pricing Model	The fair value was estimated at June 30, 2023 using the Black-Scholes Option Pricing model using the following assumptions:

Expected annual dividend yield	0.0%
Expected volatility	65.0%
Risk-free rate of return	5.4%
Expected option term (years)	0.25